CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS [Abstract]
Prepaid expenses	$ 1,274	$ 920
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	9,361,274	9,236,285
Common stock shares outstanding	9,361,274	9,236,285